Commitments and Contingencies Disclosure [Text Block]	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 5. COMMITMENTS

The underwriters of the Company’s Public Offering are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Public Offering, or $24,150,000, payable upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement entered into in connection with the Public Offering. The underwriters have agreed to waive their right to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination.

The underwriters agreed to reimburse the Company for an amount equal to 10% of the discount paid to the underwriters for financial advisory services provided by Connaught (UK) Limited in connection with the Public Offering, of which $1,000,000 was paid at the closing of the Public Offering and up to $2,415,000 will be payable at the time of the closing of the initial Business Combination.

The Sponsor, the holders of the Private Placement Warrants (or underlying Class A ordinary shares) and the holders of any warrants (or underlying Class A ordinary shares) issued upon conversion of working capital loans made by the Company’s Sponsor, officers, directors or their affiliates, if any such loans are issued, will be entitled to registration rights with respect to their securities pursuant to an agreement dated as of September 13, 2017. The holders of 30% of the registrable securities are entitled to demand that the Company register these securities. In addition, the holders have certain “piggy-back” registration rights on registration statements filed after the Company’s consummation of a Business Combination. However, the registration rights agreement will provide that the Company will not permit any registration statement to become effective until termination of applicable lock-up periods with respect to such securities.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Company granted the underwriters a 45-day option to purchase up to 9,000,000 additional Units to cover over-allotments. On September 14, 2017, the underwriters elected to exercise their over-allotment option to purchase 9,000,000 Units at a purchase price of $10.00 per Unit. The underwriters were paid a cash underwriting discount of $10,000,000 of the gross proceeds of the Public Offering. In addition, the underwriters are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Public Offering, or $24,150,000, payable upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. The underwriters have agreed to waive their right to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination.

The underwriters agreed to reimburse the Company for an amount equal to 10% of the discount paid to the underwriters for financial advisory services provided by Connaught (UK) Limited in connection with the Public Offering, of which $1,000,000 was paid at the closing of the Public Offering and up to $2,415,000 will be payable at the time of the closing of the initial Business Combination.

The underwriters also agreed to reimburse the Company for certain offering expenses. As of December 31, 2017, the amount to be reimbursed from the underwriters amounted to $657,138, which was recorded as a receivable, with a corresponding credit to additional paid in capital. The amount was repaid during the year ended December 31, 2018.

The Sponsor, the holders of the Private Placement Warrants (or underlying Class A ordinary shares) and the holders of any warrants (or underlying Class A ordinary shares) issued upon conversion of working capital loans made by the Company’s Sponsor, officers, directors or their affiliates, if any such loans are issued, will be entitled to registration rights with respect to their securities pursuant to an agreement dated as of September 13, 2017. The holders of 30% of the registrable securities are entitled to demand that the Company register these securities. In addition, the holders have certain “piggy-back” registration rights on registration statements filed after the Company’s consummation of a Business Combination. However, the registration rights agreement will provide that the Company will not permit any registration statement to become effective until termination of applicable lock-up periods with respect to such securities.